Inventories (Details)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Inventories
Raw materials	$ 63,385,392	¥ 414,172,830	¥ 567,751,699
Work-in-process	410,384	2,681,530	2,717,584
Finished goods	2,652,363	17,331,071	32,159,556
Total inventories	$ 66,448,139	434,185,431	602,628,839
Raw materials
Inventories
Amount pledged as collateral for borrowings from financial institutions		¥ 0	¥ 0